INTERESTS IN ASSOCIATES AND OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
INTERESTS IN ASSOCIATES AND OTHER INVESTMENTS
13. INTERESTS IN ASSOCIATES AND OTHER INVESTMENTS
The movements in 2025 and 2024 were as follows:

	Interests in associates	Other investments
	£m	£m
1 January 2024	287	333
Additions	—	24
Share of profits of associates	34	—
Dividends	(29)	—
Other movements[1]	3	62
Exchange adjustments	(9)	—
Disposals	(10)	—
Revaluation of other investments through profit or loss	—	(14)
Revaluation of other investments through other comprehensive income	—	(7)
Impairment charges	(23)	—
31 December 2024	253	398
Additions	3	9
Share of profits of associates	37	—
Dividends	(43)	—
Other movements	(1)	(8)
Exchange adjustments	(10)	(15)
Disposals	(3)	—
Revaluation of other investments through profit or loss	—	4
Revaluation of other investments through other comprehensive income	—	(54)
Impairment charges	(5)	—
31 December 2025	231	334
Note
[1]Other movements in 2024 predominantly relates to a not material reclassification of investment funds from 'Trade and other receivables' to 'Other investments'
Interests in joint ventures are not material and none of the Group's associates are individually material at 31 December 2025.
The investments included above as 'Other investments' predominantly represent investments in equity securities that present the Group with the opportunity for returns through dividend income and trading gains. They have no fixed maturity or coupon rate. The fair values of the listed securities are based on quoted market prices at the balance sheet date. For unlisted securities, where market value is not available, the Group has estimated relevant fair values on the basis of the latest funding rounds or other external sources where required.
The carrying values of the Group’s associates are reviewed for impairment in accordance with the Group’s accounting policies.
AGGREGATE INFORMATION OF ASSOCIATES THAT ARE NOT INDIVIDUALLY MATERIAL
The following table presents a summary of the aggregate financial performance of the Group’s associates.

	2025	2024	2023
	£m	£m	£m
Earnings from associates (note 4)	39	36	70
Share of other comprehensive loss of associates	—	—	(1)
Share of total comprehensive earnings of associates	39	36	69
The application of equity accounting is ordinarily discontinued when the investment is reduced to nil and additional losses are not provided for unless the Group has guaranteed obligations of the investee or is otherwise committed to provide further financial support for the investee.
At 31 December 2025, share of losses of £79 million (2024: £57 million, 2023: £30 million) for the US and £230 million (2024: £196 million, 2023: £138 million) for the Rest of World have not been recognised in relation to Kantar, as the investment was reduced to nil in 2022.